Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,103,136	$ 2,279,593		$ 3,435,340
Less: allowance for credit losses	(164,945)	(160,855)	$ (1,884,744)	(164,122)
Accounts receivable, net	$ 1,938,191	$ 2,118,738		$ 3,271,218